[Correspondence]

LEGG MASON, INC.

100 Light Street

Baltimore, Maryland 21202

VIA EDGAR

June 9, 2006

Securities and Exchange Commission

450 Fifth Street, N. W.

Washington, D.C. 20549

Re:	Legg Mason, Inc.
Annual Report on Form 10-K
SEC File No.: 1-8529

Dear Sir or Madam:

Enclosed herewith by EDGAR transmission is the Legg Mason, Inc. Annual Report on Form 10-K for the fiscal year ended March 31, 2006.

Please be advised that the financial statements included in the 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Very truly yours,

/s/ Thomas C. Merchant

Thomas C. Merchant

Deputy General Counsel

Enclosure

cc:	New York Stock Exchange
(Listed Securities Library)